Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2014
Ordinary Shares
Schedule of ordinary shares reserved for conversion of preferred shares and exercise of the RSUs and share options

	As of December 31,
	2013	2014

Reserved for conversion of the Preferred Shares (Note 19)	509,749,549	—
Reserved for future exercise of the RSUs and share options (Note 23)	54,093,176	59,786,401
	563,842,725	59,786,401